Variable Interest Entity (Details) - Schedule of description of operating results of variable interest entities - VIE's [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement
Net sales	$ 1,399,505	$ 1,858,202	$ 4,713,077	$ 5,187,069
Cost of goods sold, inclusive of depreciation	857,281	1,354,626	2,982,974	3,982,677
Gross profit	542,224	503,576	1,730,103	1,204,392
Operating expenses:
Personnel costs	71,085	104,021	335,182	286,788
Sales and marketing	186,190	224,382	621,765	699,080
General and administrative	29,307	54,904	82,144	186,614
Legal and professional fees	5,550	56,436	35,815	77,667
Amortization expense		8,967		26,901
Total operating expenses	292,132	448,710	1,074,906	1,277,050
Gain / (loss) from operations	250,092	54,866	655,197	(72,658)
Other income (expenses):
Interest expense		(25,858)	(49,803)	(126,083)
Goodwill impairment		(4,663,514)		(4,663,514)
Total operating expenses	292,132	(4,689,372)	(49,803)	(4,789,597)
Net income from discontinued operations	$ 250,092	$ (4,634,506)	$ 605,394	$ (4,862,255)